Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth compensation information for our Chief Executive Officer, referred to below as our PEO, and our other Named Executive Officers, referred to below as our non-PEO NEOs, for purposes of comparing their compensation to the value of our shareholders’ investments and our results of operations, calculated in accordance with SEC regulations, for fiscal years 2025 and 2024. In accordance with transitional relief under the SEC rules for smaller reporting companies, only two years of information is required as this is the Company’s first year of disclosure under Item 402(v) of Regulation S-K.
Year	Summary Compensation table total for PEO(1)	Compensation actually paid to PEO(1)(2)	Average Summary Compensation table total for non-PEO NEOs(1)	Average Compensation actually paid to non-PEO NEOs(1)(2)	Value of initial fixed $100 investment based on Total Shareholder Return(3)	Net Income/Loss (in thousands)
2025	$2,658,822	$3,078,823	$689,109	$689,612	$30.32	$2,308
2024	$790,669	$790,669	$419,560	$419,560	$30.95	$(4,562)

(1)
For each fiscal year, represents amount reported for our PEO and average amount reported for our non-PEO NEOs, in each case in the Total column of the Summary Compensation Table. For each of these fiscal years, our PEO was Craig Gould and our non-PEO NEOs were David Shane and Katherine Flouton.

(2)
Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. Equity values are calculated in accordance with ASC Topic 718.

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards for PEO(a)	Aggregate Equity Award Adjustments for PEO(b)	Compensation Actually Paid to PEO
2025	$2,658,822	$1,604,941	$2,024,941	$3,078,823
2024	$790,669	$0	$0	$790,669

(a)
Represents the reported value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. As stated above under “Outstanding Equity Awards” section, restricted stock units granted on June 30, 2025, under the Company’s 2024 Equity Incentive Plan, vest in two equal installments on the first and second anniversaries of the grant date, subject to continued employment. Nonqualified stock options granted on June 30, 2025, under the Company’s 2024 Equity Incentive Plan, are subject to time-vesting, one-third of which was satisfied on December 31, 2024, and the remaining of which vest ratably on the last day of each calendar month following the initial vesting date through December 31, 2027, based on continued service through each vesting date, with the first such monthly vesting date being on January 31, 2025.

(b)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for PEO	Dollar Value of any Dividends or Other Earnings Paid on Stock or Option Awards During Year Prior to the Vesting Date that are not otherwise included in the Total Compensation During Year for PEO	Aggregate Equity Awards Adjustment
2025	$1,634,635	$0	$390,306	$0	$0	$0	$2,024,941
2024	$0	$0	$0	$0	$0	$0	$0
Year	Average Reported Summary Compensation Table Total for non-PEO NEOs	Average Reported Value of Equity Awards for non-PEO NEOs(a)	Average Aggregate Equity Award Adjustments for non-PEO NEOs(b)	Average Compensation Actually Paid to non-PEO NEOs
2025	$689,109	$76,026	$76,529	$689,612
2024	$419,560	$0	$0	$419,560

(a)
Represents the reported value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. As stated above under “Outstanding Equity Awards” section, nonqualified stock options granted to Mr. Shane on June 30, 2025, under the Company’s 2024 Equity Incentive Plan, are subject to time-vesting, one-third of which was satisfied on December 31, 2024, and the remaining of which vest ratably on the last day of each calendar month following the initial vesting date through December 31, 2027, based on continued service through each vesting date, with the first such monthly vesting date being on January 31, 2025.

(b)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for non-PEO NEOs	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for non-PEO NEOs	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for non-PEO NEOs
Dollar Value
of any
Dividends or
Other Earnings
Paid on Stock
or Option Awards
During Year
Prior to the
Vesting Date
that are not
otherwise
included in
the Total
Compensation
During Year
for non-PEO
NEOs
							Average Aggregate Equity Awards Adjustment
2025	$41,049	$0	$35,480	$0	$0	$0	$76,529
2024	$0	$0	$0	$0	$0	$0	$0

(3)
Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the Company’s common stock on March 27, 2024, the date on which the Company’s common stock commenced trading on the Nasdaq Global Market.

Named Executive Officers, Footnote
(1)
For each fiscal year, represents amount reported for our PEO and average amount reported for our non-PEO NEOs, in each case in the Total column of the Summary Compensation Table. For each of these fiscal years, our PEO was Craig Gould and our non-PEO NEOs were David Shane and Katherine Flouton.

PEO Total Compensation Amount	$ 2,658,822	$ 790,669
PEO Actually Paid Compensation Amount	$ 3,078,823	790,669
Adjustment To PEO Compensation, Footnote
(2)
Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. Equity values are calculated in accordance with ASC Topic 718.

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards for PEO(a)	Aggregate Equity Award Adjustments for PEO(b)	Compensation Actually Paid to PEO
2025	$2,658,822	$1,604,941	$2,024,941	$3,078,823
2024	$790,669	$0	$0	$790,669

(a)
Represents the reported value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. As stated above under “Outstanding Equity Awards” section, restricted stock units granted on June 30, 2025, under the Company’s 2024 Equity Incentive Plan, vest in two equal installments on the first and second anniversaries of the grant date, subject to continued employment. Nonqualified stock options granted on June 30, 2025, under the Company’s 2024 Equity Incentive Plan, are subject to time-vesting, one-third of which was satisfied on December 31, 2024, and the remaining of which vest ratably on the last day of each calendar month following the initial vesting date through December 31, 2027, based on continued service through each vesting date, with the first such monthly vesting date being on January 31, 2025.

(b)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for PEO	Dollar Value of any Dividends or Other Earnings Paid on Stock or Option Awards During Year Prior to the Vesting Date that are not otherwise included in the Total Compensation During Year for PEO	Aggregate Equity Awards Adjustment
2025	$1,634,635	$0	$390,306	$0	$0	$0	$2,024,941
2024	$0	$0	$0	$0	$0	$0	$0

Non-PEO NEO Average Total Compensation Amount	$ 689,109	419,560
Non-PEO NEO Average Compensation Actually Paid Amount	$ 689,612	419,560
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. Equity values are calculated in accordance with ASC Topic 718.
year. As stated above under “Outstanding Equity Awards” section, restricted stock units granted on June 30, 2025, under the Company’s 2024 Equity Incentive Plan, vest in two equal installments on the first and second anniversaries of the grant date, subject to continued employment. Nonqualified stock options granted on June 30, 2025, under the Company’s 2024 Equity Incentive Plan, are subject to time-vesting, one-third of which was satisfied on December 31, 2024, and the remaining of which vest ratably on the last day of each calendar month following the initial vesting date through December 31, 2027, based on continued service through each vesting date, with the first such monthly vesting date being on January 31, 2025.

(b)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for PEO	Dollar Value of any Dividends or Other Earnings Paid on Stock or Option Awards During Year Prior to the Vesting Date that are not otherwise included in the Total Compensation During Year for PEO	Aggregate Equity Awards Adjustment
2025	$1,634,635	$0	$390,306	$0	$0	$0	$2,024,941
2024	$0	$0	$0	$0	$0	$0	$0
Year	Average Reported Summary Compensation Table Total for non-PEO NEOs	Average Reported Value of Equity Awards for non-PEO NEOs(a)	Average Aggregate Equity Award Adjustments for non-PEO NEOs(b)	Average Compensation Actually Paid to non-PEO NEOs
2025	$689,109	$76,026	$76,529	$689,612
2024	$419,560	$0	$0	$419,560

(a)
Represents the reported value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. As stated above under “Outstanding Equity Awards” section, nonqualified stock options granted to Mr. Shane on June 30, 2025, under the Company’s 2024 Equity Incentive Plan, are subject to time-vesting, one-third of which was satisfied on December 31, 2024, and the remaining of which vest ratably on the last day of each calendar month following the initial vesting date through December 31, 2027, based on continued service through each vesting date, with the first such monthly vesting date being on January 31, 2025.

(b)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for non-PEO NEOs	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for non-PEO NEOs	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for non-PEO NEOs
Dollar Value
of any
Dividends or
Other Earnings
Paid on Stock
or Option Awards
During Year
Prior to the
Vesting Date
that are not
otherwise
included in
the Total
Compensation
During Year
for non-PEO
NEOs
							Average Aggregate Equity Awards Adjustment
2025	$41,049	$0	$35,480	$0	$0	$0	$76,529
2024	$0	$0	$0	$0	$0	$0	$0

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 30.32	30.95
Net Income (Loss)	$ 2,308,000	(4,562,000)
PEO Name	Craig Gould
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,604,941)	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,024,941	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,634,635	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	390,306	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,026)	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,529	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,049	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,480	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0